Taxation - Summary of Net Deferred Tax Asset (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Deferred tax assets	£ 4,287	£ 4,096
Deferred tax liabilities	(3,600)	(3,810)
Total	£ 687	£ 286	£ 2,771